10. Recoverable taxes (Details 1) R$ in Millions	Dec. 31, 2020 BRL (R$)
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	R$ 1,435
PIS and COFINS [member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	1,926
Up to one year [member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	261
Up to one year [member] | PIS and COFINS [member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	285
From 1 To 2 Years [member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	175
From 1 To 2 Years [member] | PIS and COFINS [member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	297
From 2 To 3 Years [member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	173
From 2 To 3 Years [member] | PIS and COFINS [member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	300
From 3 To 4 Years [member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	157
From 3 To 4 Years [member] | PIS and COFINS [member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	310
From 4 To 5 Years [member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	153
From 4 To 5 Years [member] | PIS and COFINS [member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	317
After 5 Years [member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	516
After 5 Years [member] | PIS and COFINS [member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	R$ 417